Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Aggregate shares (in Shares)	6,847,500		6,847,500		375,000	6,847,500
Short term investments maturities, description						cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less.
Deferred offering costs					$ 38,743	$ 75,612
Federal depository insurance coverage			$ 250,000			250,000
Warrants purchase (in Shares)	1,484,250		1,484,250
Cash	$ 638,736		$ 638,736			$ 75,612
Cash balance exceeded	$ 388,735		388,735
Fees related to commitment			$ 150,000
Effective tax rate	0.00%	0.00%	46.00%	0.00%
Statutory tax rate			21.00%		21.00%	21.00%